OMB APPROVAL
OMB NUMBER: 3235-
0456 EXPIRES:
AUGUST 31, 2000
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
	Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
Read instructions at end of Form before preparing
Form.
Please print or type.
1.	Name and address of issuer:	Morgan Stanley
Dean Witter
California Tax-Free Income Fund
Two World Trade
Center, 72nd Floor New
York, NY  10048


2.	The name of each series or class of securities
for which this
Form is filed ( If the Form is being filed for all
series and classes of securities of the issuer, check
the box but do not
list the series or classes) :
[ x ]
3.	Investment Company Act File Number:     2-91103
Securities Act File Number:		811-4020
4(a).	Last day of fiscal year for which this Form
is filed:
		December 31, 2000
4(b).	[    ] Check box if this Form is being filed
late (i.e.,
more
than 90 calendar days after the end of the issuer's
fiscal year). (See Instruction A.2)
Note: If this Form is being filed late, interest must
be paid on the
registration fee due.
4(c).	[    ] Check box if this is the last time
the issuer
will be
filing this Form.
5.Calculation of registration fee:
(i)  Aggregate sale price of securities sold during
fiscal year pursuant to section 24(f):            $
121,503,842.70


(ii) Aggregate price of securities redeemed
or repurchased during the fiscal year:	$
192,597,716.90
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
to the Commission:	$ 227,503,884.24
(iv)  Total available redemption credits [add Items
5(ii) and 5(iii)] :
			$
(420,101,601.14)
(v)  Net sales - if Item 5(i) is greater than Item
5(iv) [subtract Item 5(iv) from item 5(i)] :
	$ 0
(vi) Redemption credits available for use in future
years if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
		$(298,597,758.44)
(vii)     Multiplier for determining registration fee
(See Instruction
C.9):			x
0.00025000
(viii)Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter 0
if no fee is due):		=$ 0
6. Prepaid Shares
If the response to Item 5(i) was determined by
deduction and amount
of securities that were registered under the
Securities Act of 1933
pursuant to rule 24e-2 as in effect before [effective
date of rescission of rule 24e-2], then report the
amount of securities (number of shares or other units)
deducted here:  0  .  If there is
a number of shares or other units that were registered
pursuant to rule 24e-2 remaining unsold at the end of
the fiscal year for which
this Form is filed that are available for use by the
issuer in future fiscal years, then state that number
here: 0
7. Interest due if this Form is being filed more than
90 days after
the end of the issuer's fiscal year (see Instruction
D):
				+$ 0
8. Total of the amount of the registration fee due
plus any interest
	due [line 5(viii) plus line 7]:
				=$ 0
9. Date the registration fee and any interest payment
was sent
	to the Commission's lockbox depository:
		Method of Delivery:
				[   ] Wire Transfer
				[   ] Mail or other
means
SIGNATURES
This report has been signed by the following persons
on behalf of the
issuer and in the capacities and on the dates
indicated.
By (Signature and Title)*	  /s/ Barry Fink
			Barry Fink
			Vice President
Date: February 15, 2001
	*Please print the name and title of the
signing officer below the signature.